SHARE CAPITAL - Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 27, 2025	Jan. 08, 2025	Dec. 31, 2024	Dec. 31, 2023
Common share capital
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 2.74	$ 2.66
Dividends paid			$ 1,569	$ 1,459
Common share capital | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)	$ 0.69
Preferred share capital
Disclosure of classes of share capital [line items]
Dividends paid			$ 132	$ 120
Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.63	$ 1.23
Dividends paid			$ 16	$ 12
Series 1 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.407813
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4
Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.41	$ 1.12
Dividends paid			$ 8	$ 7
Series 3 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.376188
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.42	$ 1.14
Dividends paid			$ 14	$ 11
Series 5 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.425875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4
Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.10	$ 1.10
Dividends paid			$ 11	$ 11
Series 7 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.372063
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4
Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.08	$ 1.08
Dividends paid			$ 10	$ 10
Series 9 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.268875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.54	$ 1.54
Dividends paid			$ 12	$ 12
Series 15 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.385250
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.54	$ 1.21
Dividends paid			$ 9	$ 7
Series 17 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.412813
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.17	$ 1.17
Dividends paid			$ 9	$ 9
Series 19 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.292750
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.58	$ 1.49
Dividends paid			$ 24	$ 23
Series 21 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.393875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 6
Series 22 preference share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 2.04	$ 1.49
Dividends paid			$ 3	$ 2
Series 25 preference share
Disclosure of classes of share capital [line items]
Dividends paid per share (in CAD per share)			$ 1.62	$ 1.54
Dividends paid			$ 16	$ 16
Series 25 preference share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CAD per share)		$ 0.405063
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4